Stockholders' equity - Summary of Cost of Shares Purchased and Average Cost of Treasury Shares and Market Price (Detail) - R$ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Market price per share	R$ 27.93	R$ 32.03
Preference shares [member]
Disclosure of classes of share capital [line items]
Average cost	21.76	21.76
Market price per share	R$ 31.63	R$ 37.10